CONTRACTUAL OBLIGATIONS (Details)		Dec. 31, 2024 ARS ($) USD ($) $ / $	Dec. 31, 2023 ARS ($)	Dec. 10, 2023 $ / $	Dec. 09, 2023 $ / $
Contractual commitments [abstract]
Contractual commitments		$ 913,242,405,000
Exchange rate (in Ps. per dollars)		1,032,000	808,450	800	366
Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments		$ 0
As of 12/31/2025 [Member]
Contractual commitments [abstract]
Contractual commitments		138,409,437,000
From 1/01/2026 to 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments		52,851,187,000
From 01/01/2027 to 12/31/2027 [Member]
Contractual commitments [abstract]
Contractual commitments		44,370,581,000
From 1/01/2028 to 12/31/2028 [Member]
Contractual commitments [abstract]
Contractual commitments		42,982,800,000
From 12/31/2029 Onwards [Member]
Contractual commitments [abstract]
Contractual commitments		634,628,400,000
Financial Indebtedness [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	$ 859,736,345,000
Exchange rate (in Ps. per dollars) | $ / $		1,032
Financial Indebtedness [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	$ 0
Financial Indebtedness [Member] | As of 12/31/2025 [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	96,159,545,000
Financial Indebtedness [Member] | From 1/01/2026 to 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	42,982,800,000
Financial Indebtedness [Member] | From 01/01/2027 to 12/31/2027 [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	42,982,800,000
Financial Indebtedness [Member] | From 1/01/2028 to 12/31/2028 [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	42,982,800,000
Financial Indebtedness [Member] | From 12/31/2029 Onwards [Member]
Contractual commitments [abstract]
Contractual commitments	[1]	634,628,400,000
Purchase Obligations [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	38,710,031,000
Purchase Obligations [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	0
Purchase Obligations [Member] | As of 12/31/2025 [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	33,753,415,000
Purchase Obligations [Member] | From 1/01/2026 to 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	4,435,665,000
Purchase Obligations [Member] | From 01/01/2027 to 12/31/2027 [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	520,951,000
Purchase Obligations [Member] | From 1/01/2028 to 12/31/2028 [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	0
Purchase Obligations [Member] | From 12/31/2029 Onwards [Member]
Contractual commitments [abstract]
Contractual commitments	[2]	0
Financial Leasing [Member]
Contractual commitments [abstract]
Contractual commitments		14,796,029,000
Financial Leasing [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments		0
Financial Leasing [Member] | As of 12/31/2025 [Member]
Contractual commitments [abstract]
Contractual commitments		8,496,477,000
Financial Leasing [Member] | From 1/01/2026 to 12/31/2026 [Member]
Contractual commitments [abstract]
Contractual commitments		5,432,722,000
Financial Leasing [Member] | From 01/01/2027 to 12/31/2027 [Member]
Contractual commitments [abstract]
Contractual commitments		866,830,000
Financial Leasing [Member] | From 1/01/2028 to 12/31/2028 [Member]
Contractual commitments [abstract]
Contractual commitments		0
Financial Leasing [Member] | From 12/31/2029 Onwards [Member]
Contractual commitments [abstract]
Contractual commitments		$ 0

[1]	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
[2]	Corresponds to purchase of natural gas contracts for the processing of liquids.